Dividends on Common Stock and Conversion of Preferred Stock (Details) (USD $) In Millions, except Per Share data	3 Months Ended						12 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dividends on Common Stock (Amounts in paragraphs)
Quarterly common stock dividend	$ 0.47	$ 0.43	$ 0.43	$ 0.40	$ 0.40	$ 0.37	$ 1.84	$ 1.69	$ 1.57
Conversion of preferred stock (Amounts in paragraphs)
Preferred shares converted									3.5
Common stock issued									6.4